Income Taxes - Non-Capital Losses Available to Reduce Future Years Taxable Income (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Non-capital losses	$ 171,397
2030
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2030
Non-capital losses	$ 40
2031
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2031
Non-capital losses	$ 123
2032
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2032
Non-capital losses	$ 376
2033
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2033
Non-capital losses	$ 3,195
2034
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2034
Non-capital losses	$ 7,258
2035
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2035
Non-capital losses	$ 18,196
2036
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2036
Non-capital losses	$ 29,806
2037
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2037
Non-capital losses	$ 29,202
2038
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	2038
Non-capital losses	$ 79,301
Foreign- Indefinite
Non Capital Losses Available To Reduce Future Taxable Income [Line Items]
Expiration dates	Foreign - indefinite
Non-capital losses	$ 3,900